Note Payable (Details Narrative)									1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 06, 2020 USD ($)	Jul. 03, 2020 USD ($)	May 11, 2020 USD ($)	Apr. 21, 2020 shares	Mar. 30, 2020 USD ($) $ / shares	Mar. 19, 2020 USD ($) $ / shares shares	Mar. 11, 2020 USD ($)	Feb. 17, 2020 EUR (€) shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Oct. 31, 2015
Interest rate														5.00%
Accrued interest									$ 102,000	$ 102,000		$ 85,000	$ 45,000
Number of shares acquired | shares											18,935
Debt face amount									10,050,000	10,050,000		375,000	889,000
Gain on extinguishment of debt									45,900,000	(11,919,000)			1,852,000
Original issue discount									$ 2,650,000	$ 2,650,000			$ 456,000
Warrants exercise price per share | $ / shares					$ 7.74				$ 5.00	$ 5.00		$ 0.75	$ 0.75
Fair value of warrants										$ 15,000	(2,477,000)	$ (4,504,000)	$ (741,000)
Value of common stock shares issued										2,297,000	1,778,000	2,526,000	3,185,000
Loss on issuance of notes, bonds and warrants										$ (24,053,000)
Conversion value of stock into notes payable					$ 1,100,000,000							50,000	$ 18,000
Subsequent Event [Member] | Senior Notes [Member]
Repayment of notes		$ 10,500,000
Credit Agreement [Member] | Subsequent Event [Member]
Outstanding credit facility
Note Purchase Agreement [Member]
Number of common shares issued | shares						900,000
Shares issued price per share | $ / shares						$ 8.35			$ 8.35	$ 8.35
Value of common stock shares issued						$ 7,500,000
Conversion value of stock into notes payable										$ 200,000
Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Interest rate						17.39%
Debt instrument, maturity date						Jul. 17, 2020
Debt face amount						$ 10,050,000
Proceeds from notes payable						7,400,000
Original issue discount						2,650,000
Loss on issuance of notes, bonds and warrants						$ 12,900,000
Note Purchase Agreement [Member] | FB Loan [Member]
Warrants to purchase common stock | shares						3,269,231
Warrants exercise price per share | $ / shares						$ 5.00
Number of common shares issued | shares						900,000
Fair value of warrants						$ 15,600,000				16,000,000
Shares issued price per share | $ / shares						$ 8.15
Value of common stock shares issued						$ 7,300,000
Note Purchase Agreement [Member] | Subsequent Event [Member] | Senior Secured Promissory Notes [Member]
Interest rate						15.00%
Debt instrument, maturity date						Jul. 17, 2020
Debt face amount						$ 10,050,000
Proceeds from notes payable						$ 7,500,000
Warrants to purchase common stock | shares						3,269,231
Sale of common stock, shares | shares						784,617
Note Purchase Agreement [Member] | Subsequent Event [Member] | FB Loan [Member]
Sale of capital stock for consideration			$ 7,409,045
Debt financing percentage			100.00%
Amendment to Note Purchase Agreement [Member] | Subsequent Event [Member]
Sale of common stock, shares | shares				900,000
FBNK Finance SarL [Member]
Interest rate								4.50%
Debt instrument, maturity date								Feb. 15, 2023
Debt face amount									$ 55,100,000	55,100,000
Debt instrument nominal, shares | shares								5,000
Debt instrument redemption rate								100.00%
Gain on extinguishment of debt										$ 11,100,000
FBNK Finance SarL [Member] | Subsequent Event [Member]
Interest rate								4.50%
Debt instrument, maturity date								Feb. 15, 2023
Debt instrument nominal, shares | shares								5,000
Debt instrument redemption rate								100.00%
FBNK Finance SarL [Member] | EUR [Member]
Debt face amount | €								€ 50,000,000
Debt instrument nominal value | €								10,000
FBNK Finance SarL [Member] | EUR [Member] | Subsequent Event [Member]
Debt face amount | €								50,000,000
Debt instrument nominal value | €								€ 10,000
HLEE Finance S.a.r.l [Member] | Credit Agreement [Member]
Line of credit permit indebtedness							$ 50,000,000
Proceeds from loans							250,000
HLEE Finance S.a.r.l [Member] | Credit Agreement [Member] | Subsequent Event [Member]
Line of credit permit indebtedness							50,000,000
Proceeds from loans							$ 250,000
Fubo Tv [Member] | Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Original issue discount						$ 2,650,000
Note Payable [Member] | Evolution AI Corporation [Member]
Notes payable												$ 2,700,000
Interest rate												10.00%
Debt instrument, maturity date												Oct. 01, 2018
Accrued interest												$ 1,300,000
Number of shares acquired | shares												15,000,000
Note Payable [Member] | Evolution AI Corporation [Member] | Series X Convertible Preferred Stock [Member]
Conversion of Convertible Preferred Stock | shares												10,000,000